Leases - Future Minimum Lease and Subtenant Rentals Under Noncancellable Leases (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Operating Leases
2014	$ 11
2015	8
2016	7
2017	6
2018	4
Thereafter	4
Total minimum lease receipts	40
Direct Financing Leases
2014	2
2015	2
2016	2
2017
2018
Thereafter	1
Total minimum lease receipts	7
Less unearned income	(1)
Net investment in direct financing leases	6
Less current portion	(2)
Long-term portion	$ 4